Selected Quarterly Financial Data (Unaudited) *	12 Months Ended
Mar. 31, 2011
Selected Quarterly Financial Data (Unaudited) *

(22) Selected Quarterly Financial Data (Unaudited) *

Quarterly financial data for the years ended March 31, 2009, 2010 and 2011 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2009:
First quarter	¥2,867,221	¥210,476	¥173,397	¥95.56
Second quarter	2,826,865	148,851	123,316	67.96
Third quarter	2,533,257	102,452	20,242	11.16
Fourth quarter	1,783,898	(272,136)	(179,950)	(99.17)

	¥10,011,241	¥189,643	¥137,005	¥75.50

Year ended March 31, 2010:
First quarter	¥2,002,212	¥25,164	¥7,560	¥4.17
Second quarter	2,056,655	65,543	54,037	29.78
Third quarter	2,240,740	176,971	134,627	74.19
Fourth quarter	2,279,567	96,097	72,176	39.78

	¥8,579,174	¥363,775	¥268,400	¥147.91

Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter (see note 1(u))	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

*	All quarterly financial data is unaudited and also has not been reviewed by the independent registered public accounting firm.